UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
		13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	May 14, 2008
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F  NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		16
Form 13F Information Table Value Total:		272,129
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
                                                    VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP  (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
ARCH CAP GROUP LTD       ORD             G0450A105   57,738 840,797     SH       SOLE              840,797
SCHWAB CHARLES CORP NEW  COM             808513105   5,168  274,435     SH       SOLE              274,435
CROSSTEX ENERGY L P      COM             22765U102   11,859 385,770     SH       SOLE              385,770
CROSSTEX ENERGY INC      COM             22765Y104   2,954  87,000      SH       SOLE              87,000
DOMINOS PIZZA INC        COM             25754A201   20,532 1,522,045   SH       SOLE              1,522,045
GRUPO TELEVISA SA DE CV  SP ADR REP ORD  40049J206   32,789 1,352,700   SH       SOLE              1,352,700
HOME DEPOT INC           COM             437076102   2,479  88,613      SH       SOLE              88,613
HOME DEPOT INC           COM             437076902   9,865  352,700     SH CALL  SOLE              352,700
LIBERTY MEDIA CORP NEW   INT COM SER A   53071M104   18,157 1,124,988   SH       SOLE              1,124,988
LIBERTY MEDIA CORP NEW   CAP COM SER A   53071M302   2,270  144,195     SH       SOLE              144,195
LIBERTY MEDIA CORP NEW   ENT COM SER A   53071M500   15,888 701,780     SH       SOLE              701,780
LOWES COS INC            COM             548661107   10,667 465,000     SH       SOLE              465,000
MOHAWK INDS INC          COM             608190104   15,728 219,634     SH       SOLE              219,634
SEALY CORP               COM             812139301   29,447 3,874,665   SH       SOLE              3,874,665
WAL MART STORES INC      COM             931142903   36,123 685,700     SH CALL  SOLE              685,700
GSC ACQUISITION COMPANY  COM             40053G106      466 50,400      SH       SOLE              50,400